Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - U.S. Group Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Sanofi U.S. Group Savings Master Trust	$ 9,265,098,009
Participant Loans	$ 42,305,142
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Interest Rates (in %)	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Interest Rates (in %)	3.25%